Retirement Benefit Plans - Movements in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Balance, beginning of year	$ 4,301.6	$ 4,011.3	$ 3,923.9
Interest income	37.2	51.4	63.7
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	139.2	124.4	71.3
Contributions from employer	987.2	458.6	226.7
Benefits paid from plan assets	(399.0)	(344.1)	(274.3)
Balance, end of year	$ 5,066.2	$ 4,301.6	$ 4,011.3